Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
Note 7 – Related party transactions

The Company has five affiliated companies, namely American DG Energy, EuroSite Power, GlenRose Instruments Inc., or GlenRose Instruments, Pharos LLC, or Pharos, and Levitronix Technologies LLC, or Levitronix. These companies are affiliates because several of the major stockholders of those companies, have a significant ownership position in the Company. None of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos and Levitronix own any shares of the Company, and the Company does not own any shares of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos or Levitronix. The business of GlenRose Instruments, Pharos and Levitronix is not related to the business of the Company.

The common stockholders include John N. Hatsopoulos, the Company’s Chief Executive Officer who is also: (a) the Chief Executive Officer and a director of American DG Energy and holds 10.7% of the company’s common stock; (b) the Chairman of EuroSite Power; (c) a director of Ilios and holds 6.7% of the company’s common stock; and (d) the Chairman of GlenRose Instruments and holds 15.7% of the company’s common stock. Dr. George N. Hatsopoulos, who is John N. Hatsopoulos’ brother, and is also: (a) a director of American DG Energy and holds 13.9% of the company’s common stock; (b) an investor in Ilios and holds 3.0% of the company’s common stock; (c) an investor of GlenRose Instruments and holds 15.7% of the company’s common stock; (d) founder and investor of Pharos and holds 24.4% of the company’s common stock; and (e) an investor of Levitronix and holds 21.4% of the company’s common stock.

On May 11, 2009 the Company sold 1,400,000 shares in Ilios at $0.50 per share to George Hatsopoulos and John Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On October 20, 2009, American DG Energy, in the ordinary course of its business, signed a Sales Representative Agreement with Ilios to promote, sell and service the Ilios high-efficiency heating products, such as the high efficiency water heater, in the marketing territory of the New England States, including Connecticut, Rhode Island, Massachusetts, New Hampshire, Vermont, and Maine. The marketing territory also includes all of the nations in the European Union. The initial term of this Agreement is for five years, after which it may be renewed for successive one-year terms upon mutual written agreement.

On September 24, 2001, the Company entered into subscription agreements with investors for the sale of convertible debentures. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of  $200,000; the John N. Hatsopoulos 1989 Family Trust for the benefit of Nia Marie Hatsopoulos, or the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of  $50,000; and John N. Hatsopoulos 1989 Family Trust for the benefit of Alexander John Hatsopoulos, or the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of  $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are John N. Hatsopoulos's adult children. John N. Hatsopoulos disclaims beneficial ownership of any shares held by these trusts. The debentures accrue interest at a rate of  6%  per annum and were due on September 24, 2007. The debentures are convertible, at the option of the holder, into shares of common stock at a conversion price of  $1.20  per share.

On September 24, 2007, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the debenture term to September 24, 2011.

On May 11, 2009, George N. Hatsopoulos converted  $109,033  of the principal amount under the debentures held by him, together with accrued interest in the amount of  $90,967  into  400,000  shares of common stock of Ilios, the Company's then newly-formed subsidiary, at a conversion price of $0.50 per share. The difference between the Company's purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On September 30, 2009, Joseph J. Ritchie elected to convert the outstanding principal amount under the debenture held by him, $30,000, together with accrued interest of  $14,433, into  37,028  shares of the Company's common stock at a conversion price of  $1.20  per share.

On September 24, 2011, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the term of the debentures to September 24, 2013 and requested that accrued interest in the aggregate amount of approximately  $72,960  be converted into the Company's common stock at  $2.00  per share (which was the average price of the Company's stock between September 24, 2001 and September 24, 2011). In connection with this, the Company issued  6,474  shares of common stock to George N. Hatsopoulos,  15,003  shares of common stock to the Nia Hatsopoulos Trust and  15,003, shares of common stock to the Alexander Hatsopoulos Trust.

On September 30, 2012, the remaining principal amount under the debentures held by the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, including the applicable accrued interest, was converted into  42,620  shares of common stock issued to each of the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust.

On May 11, 2009, John Hatsopoulos converted an aggregate of  $427,432  in principal amount under demand notes held by him, together with accrued interest in the amount of  $72,568  into  1,000,000  shares of common stock of Ilios at a conversion price of  $0.50  per share. The difference between the Company's purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

In addition, on September 10, 2008, the Company entered into a demand note agreement with John N. Hatsopoulos, in the principal amount of  $250,000  and at an annual interest rate of  5%. On September 7, 2011, the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of  $750,000  and at an annual interest rate of  6%. On November 30, 2012, the Company entered into an additional demand note agreement with John N. Hatsopoulos in the principal amount of  $300,000  at an annual interest rate of  6%. Unpaid principal and interest on the demand notes are due upon demand.

On March 25, 2013 the Company secured a working capital line of credit with John Hatsopoulos, the Company's Chief Executive Officer, in the amount of $1,000,000. As of June 30, 2013 the Company has not drawn on this line.

John N. Hatsopoulos’ salary is $1.00 per year. On average, Mr. Hatsopoulos spends approximately 50% of his business time on the affairs of the Company; however such amount varies widely depending on the needs of the business and is expected to increase as the business of the Company develops.

On January 1, 2006, the Company entered into a Facilities and Support Services Agreement with American DG Energy for a period of one year, renewable annually, on January 1st, by mutual agreement. That agreement was replaced by the Facilities, Support Services and Business Agreement between the Company and American DG Energy, effective July 1, 2013. Under this agreement, the Company provides American DG Energy with certain office and business support services and also provides pricing based on a volume discount depending on the level of American DG Energy purchases of cogeneration and chiller products. For certain sites, American DG Energy hires the Company to service its chiller and cogeneration products. The Company also provides office space and certain utilities to American DG Energy based on a monthly rate set at the beginning of each year. Also, under this agreement, American DG Energy has sales representation rights to the Company's products and services in New England.

The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements. For the six months ended June 30, 2013 and 2012, the Company received $64,721 and $99,468, respectively, from American DG Energy, Levitronix LLC and Alexandros Partners LLC. In addition, for the six months ended June 30, 2013 and 2012 the Company received from the same companies, $42,555 and $201,260, respectively, to offset common operating expenses incurred in the administration and maintenance of its corporate office and warehouse facility.

The Company’s headquarters are located in Waltham, Massachusetts and consist of 27,000 square feet of office and storage space that are shared with American DG Energy and other tenants. The lease expires on March 31, 2024. We believe that our facilities are appropriate and adequate for our current needs.

Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the six months ended June 30, 2013 and 2012 amounted to $384,415 and $972,911, respectively. In addition, Tecogen pays certain operating expenses, including benefits and insurance, on behalf of American DG Energy. Tecogen was reimbursed for these costs. As of June 30, 2013 the total amount due to American DG Energy was $531,692, which is included in due to related party on the accompanying condensed consolidated balance sheet. As of December 31, 2012 the total amount due from American DG Energy was $70,811.

On March 14, 2013 the Company received a prepayment for purchases of modules, parts and service to be made by American DG Energy in the amount of $827,747. The Company will provide a discount on these prepaid purchases equal to 6% per annum on deposit balances. As of June 30, 2013 the principal balance on this prepayment was $614,789 and is included in due to related party, net of amounts receivable but not yet due from American DG Energy, in the accompanying condensed consolidated balance sheet.

Note 13 – Related party transactions

The Company has five affiliated companies, namely American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, and Levitronix. These companies are affiliates because several of the major stockholders of those companies, have a significant ownership position in the Company. American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, and Levitronix do not own any shares of the Company, and the Company does not own any shares of American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, or Levitronix. The businesses of GlenRose Instruments, Pharos, and Levitronix are not related to the business of the Company.

American DG Energy, EuroSite Power, GlenRose Instruments, Pharos, and Levitronix are affiliated companies by virtue of common ownership. The common stockholders include:

•
John N. Hatsopoulos, the Company’s Chief Executive Officer, who is also: (a) the Chief Executive Officer and a director of American DG Energy and holds 10.8% of that company’s common stock; (b) the Chairman of EuroSite Power; (c) a director of Ilios and holds 7% of that company’s common stock; and (d) the Chairman of GlenRose Instruments and holds 15.7% of that company’s common stock.

•
Dr. George N. Hatsopoulos, who is John N. Hatsopoulos’ brother, and is also: (a) a director of American DG Energy and holds 14.3% of that company’s common stock; (b) an investor in Ilios and holds 3.1% of that company’s common stock; (c) an investor in GlenRose Instruments and holds 15.7% of that company’s common stock; (d) an investor in Pharos and holds 24.4%  of that company’s common stock; and (e) an investor in Levitronix and holds 21.4% of that company’s common stock.

Additionally, the following related persons had or may have a direct or indirect material interest in our transactions with our affiliated companies:

•	Barry J. Sanders, who is: (a) the President and Chief Operating Officer of American DG Energy; (b) the Chief Executive Officer and a director of EuroSite Power; and (c) the Chairman of Ilios.

•
Anthony S. Loumidis, the Company’s former Vice President and Treasurer, who is: (a) the Chief Financial Officer, Secretary, and Treasurer of American DG Energy; (b) the Chief Financial Officer, Secretary, and Treasurer of EuroSite Power; (c) the Chief Financial Officer, Secretary, and Treasurer of GlenRose Instruments; and (d) the Treasurer of Ilios.

American DG Energy has sales representation rights to the Company’s products and services in New England. Revenue from sales of cogeneration and chiller systems, parts, and service to American DG Energy during the years ended December 31, 2012, 2011, and 2010, amounted to $3,795,666, $713,267, and $1,658,471, respectively.

On October 20, 2009, American DG Energy, in the ordinary course of its business, signed a Sales Representative Agreement with Ilios to promote, sell, and service the Ilios high-efficiency heating products, such as the high efficiency water heater, in the marketing territory of the New England states, including Connecticut, Rhode Island, Massachusetts, New Hampshire, Vermont, and Maine. The marketing territory also includes all of the nations in the European Union. The initial term of this Agreement is for five years, after which it may be renewed for successive one-year terms upon mutual written agreement. American DG Energy has not yet sold any products under this agreement and, therefore, no amounts have been required to be paid.

On September 24, 2001, the Company entered into subscription agreements with investors for the sale of convertible debentures. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of $200,000; the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000; and the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are John N. Hatsopoulos’s adult children. John N. Hatsopoulos disclaims beneficial ownership of any shares held by these trusts. The debentures accrue interest at a rate of 6% per annum and were due on September 24, 2007. The debentures are convertible, at the option of the holder, into shares of common stock at a conversion price of $1.20 per share.

On September 24, 2007, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the debenture term to September 24, 2011.

On May 11, 2009, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust converted a portion of the principal amount under the debentures held by each of them into shares of common stock of Ilios, the Company’s then newly-formed subsidiary, at a conversion price of $0.50 per share. Specifically, George N. Hatsopoulos converted principal in the amount of $109,033, together with accrued interest in the amount of $90,967, into 400,000 shares of Ilios common stock; the Nia Hatsopoulos Trust converted principal in the amount of $213,716, together with interest in the amount of $36,284, into 500,000 shares of Ilios common stock; and Nia Hatsopoulos Trust converted principal in the amount of $213,716, together with interest in the amount of $36,284, into 500,000 shares of Ilios common stock. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On September 30, 2009, Joseph J. Ritchie elected to convert the outstanding principal amount under the debenture held by him, $30,000, together with accrued interest of $14,433, into 37,028 shares of the Company’s common stock at a conversion price of $1.20 per share.

On September 24, 2011, George N. Hatsopoulos, the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, holding debentures representing a majority of the then-outstanding principal amount of the debentures, agreed to extend the term of the debentures to September 24, 2013 and requested that accrued interest in the aggregate amount of approximately $72,960 be converted into the Company’s common stock at $2.00 per share (which was the average price of the Company’s stock between September 24, 2001 and September 24, 2011). In connection with this, the Company issued 6,474 shares of common stock to George N. Hatsopoulos, 15,003 shares of common stock to the Nia Hatsopoulos Trust and 15,003, shares of common stock to the Alexander Hatsopoulos Trust.

On September 30, 2012, the remaining principal amount under the debentures held by the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust, including the applicable accrued interest, was converted into 42,620 shares of common stock issued to each of the Nia Hatsopoulos Trust and the Alexander Hatsopoulos Trust.

On September 10, 2008, the Company entered into a demand note agreement with John N. Hatsopoulos, in the principal amount of $250,000 and at an annual interest rate of 5%. On September 7, 2011, the Company entered into an additional demand note agreement with John N. Hatsopoulos, in the principal amount of $750,000 and at an annual interest rate of 6%. On November 30, 2012, the Company entered into an additional demand note agreement with John N. Hatsopoulos in the principal amount of $300,000 at an annual interest rate of 6%. Unpaid principal and interest on the demand notes are due upon demand.

For additional disclosure on the Company’s debt see Note 7 – Demand notes payable and convertible debentures – related party.

John N. Hatsopoulos’ salary is $1.00 per year. On average, Mr. Hatsopoulos spends approximately 20% of his business time on the affairs of the Company; however, such amount varies widely depending on the needs of the business and is expected to increase as the business of the Company develops.

On January 1, 2006, the Company signed a Facilities and Support Services Agreement with American DG Energy for a period of one year, renewable annually, on January 1st, by mutual agreement. That agreement was amended on July 1, 2012. Under this agreement, the Company provides American DG Energy with certain office and business support services and also provides pricing based on a volume discount depending on the level of American DG Energy purchases of cogeneration and chiller products. For certain sites, American DG Energy hires the Company to service its chiller and cogeneration products. The Company also provides office space and certain utilities to American DG Energy based on a monthly rate set at the beginning of each year. Also, under this agreement, American DG Energy has sales representation rights to the Company’s products and services in New England.

The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements. For the years ended December 31, 2012, 2011, and 2010, the Company received $158,898, $185,596, and $196,466, respectively, from American DG Energy, Levitronix, and Alexandros Partners LLC. In addition, for the years ended December 31, 2012, 2011, and 2010, the Company received from the same companies, $101,218, $224,700, and $142,050, respectively, to offset common operating expenses incurred in the administration and maintenance of its corporate office and warehouse facility.

The Company’s headquarters are located in Waltham, Massachusetts, and consist of 27,000 square feet of office and storage space that are shared with American DG Energy and other tenants. The lease expires on March 31, 2024. We believe that our facilities are appropriate and adequate for our current needs.

Revenue from sales of cogeneration and chiller systems, parts and service to American DG Energy during the years ended December 31, 2012, 2011, and 2010 amounted to $3,795,666, $713,267, and $1,658,471, respectively. In addition, Tecogen pays certain operating expenses, including benefits and insurance, on behalf of American DG Energy. Tecogen was reimbursed for these costs. As of December 31, 2012, 2011, and 2010, the total amount due from American DG Energy was $70,811, $299,739, and $98,230, respectively.

See Note 16 - Subsequent events for additional related party disclosure.